Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 3,089	$ 810
Short-term bank deposits	862	4,045
Governmental grant receivable	17	108
Other receivables and prepaid expenses	322	757
Inventories (Note 3)	1,226	1,032
TOTAL CURRENT ASSETS	5,516	6,752
NON-CURRENT ASSETS:
Long-term bank deposits		54
Right-of-use assets (Note 5)	330	592
Property and equipment, net (Note 4)	130	194
TOTAL NON-CURRENT ASSETS	460	840
TOTAL ASSETS	5,976	7,592
CURRENT LIABILITIES:
Accounts payable	157	410
Advance payments	83	312
Convertible promissory note (Note 6)	770
Accrued payroll and other employment related accruals	402	579
Accrued expenses	392	190
Lease liabilities	291	297
TOTAL CURRENT LIABILITIES	2,095	1,788
Lease liabilities	21	278
TOTAL LIABILITIES	2,116	2,066
COMMITMENTS AND CONTINGENCIES (Note 7)
SHAREHOLDERS’ EQUITY (Note 10):
Ordinary shares no par value: Authorized 50,000,000 as of December 31, 2024 and December 31, 2023; Issued and outstanding 707,463 shares as of December 31, 2024 and 254,843 shares as of December 31, 2023.	67	57
Additional paid-in capital	32,895	26,692
Accumulated losses	(29,102)	(21,223)
TOTAL SHAREHOLDERS’ EQUITY	3,860	5,526
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 5,976	$ 7,592